UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2013
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------

$25 PAR PREFERRED SECURITIES - 68.3%

                  CAPITAL MARKETS - 9.6%
          42,183  Affiliated Managers Group, Inc. .....................      6.38%       08/15/42     $     1,052,466
          97,539  Apollo Investment Corp. .............................      6.63%       10/15/42           2,324,354
          63,000  Apollo Investment Corp. .............................      6.88%       07/15/43           1,473,570
          21,795  Ares Capital Corp. ..................................      7.75%       10/15/40             561,657
          91,726  Bank of New York Mellon Corp. .......................      5.20%         (a)              2,045,490
          43,147  Charles Schwab Corp., Series B ......................      6.00%         (a)              1,091,188
         100,200  Deutsche Bank Capital Funding Trust VIII                   6.38%         (a)              2,491,974
          25,000  Goldman Sachs Group, Inc. ...........................      6.13%       11/01/60             631,500
          50,000  Goldman Sachs Group, Inc. ...........................      6.50%       11/01/61           1,282,500
          50,000  Goldman Sachs Group, Inc., Series J (b)..............      5.50%         (a)              1,186,000
         122,322  Morgan Stanley Capital Trust III ....................      6.25%       03/01/33           3,060,496
         101,868  Morgan Stanley, Series A (c).........................      4.00%         (a)              2,193,218
          70,000  Raymond James Financial, Inc. .......................      6.90%       03/15/42           1,808,100
          70,077  State Street Corp., Series C ........................      5.25%         (a)              1,669,234
          40,861  Stifel Financial Corp. ..............................      6.70%       01/15/22           1,064,838
          23,100  Stifel Financial Corp. ..............................      5.38%       12/31/22             593,901
                                                                                                      ---------------
                                                                                                           24,530,486
                                                                                                      ---------------

                  COMMERCIAL BANKS - 9.1%
          55,000  Banco Santander S.A., Series 6 (c)...................      4.00%         (a)              1,063,700
         100,299  Barclays Bank PLC, Series 2 .........................      6.63%         (a)              2,479,391
          59,982  BB&T Corp., Series E ................................      5.63%         (a)              1,405,978
          68,893  BB&T Corp., Series F ................................      5.20%         (a)              1,570,072
          23,424  First Republic Bank, Series A .......................      6.70%         (a)                590,753
          84,850  First Republic Bank, Series B .......................      6.20%         (a)              2,121,250
          78,900  HSBC USA, Inc., Series F (c).........................      3.50%         (a)              1,682,148
          23,440  Lloyds Banking Group PLC ............................      7.75%       07/15/50             621,395
         141,131  PNC Financial Services Group, Inc., Series P (b).....      6.13%         (a)              3,704,689
          88,443  Regions Financial Corp., Series A ...................      6.38%         (a)              2,178,351
          50,097  SunTrust Banks, Inc., Series E ......................      5.88%         (a)              1,184,293
          44,994  US Bancorp, Series F (b).............................      6.50%         (a)              1,212,138
          50,000  US Bancorp, Series G (b).............................      6.00%         (a)              1,332,500
          40,000  Wells Fargo & Co. (b)................................      5.85%         (a)                986,900
          32,500  Wells Fargo & Co., Series J .........................      8.00%         (a)                922,675
                                                                                                      ---------------
                                                                                                           23,056,233
                                                                                                      ---------------

                  CONSUMER FINANCE - 1.5%
          66,794  Capital One Financial Corp., Series B ...............      6.00%         (a)              1,619,086
          64,000  Discover Financial Services, Series B ...............      6.50%         (a)              1,599,360
          25,000  HSBC Finance Corp., Series B ........................      6.36%         (a)                621,500
                                                                                                      ---------------
                                                                                                            3,839,946
                                                                                                      ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 4.7%
          53,900  Allied Capital Corp. ................................      6.88%       04/15/47           1,342,110
          51,747  Bank of America Corp., Series 5 (c)..................      4.00%         (a)              1,149,818
          45,000  Citigroup Capital XIII (b)...........................      7.88%       10/30/40           1,237,500
         147,000  ING Groep N.V. ......................................      6.38%         (a)              3,538,290

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------

$25 PAR PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
          58,432  ING Groep N.V. ......................................      7.20%         (a)        $     1,463,722
          58,154  KKR Financial Holdings LLC ..........................      8.38%       11/15/41           1,595,746
          17,000  KKR Financial Holdings LLC ..........................      7.50%       03/20/42             449,820
          45,000  KKR Financial Holdings LLC, Series A ................      7.38%         (a)              1,138,500
                                                                                                      ---------------
                                                                                                           11,915,506
                                                                                                      ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
          75,000  Qwest Corp. .........................................      7.50%       09/15/51           1,923,000
          88,834  Qwest Corp. .........................................      7.00%       07/01/52           2,241,282
          17,945  Qwest Corp. .........................................      6.13%       06/01/53             404,480
                                                                                                      ---------------
                                                                                                            4,568,762
                                                                                                      ---------------

                  ELECTRIC UTILITIES - 8.7%
         181,000  Duke Energy Corp. ...................................      5.13%       01/15/73           4,175,670
          95,000  Entergy Louisiana LLC ...............................      5.25%       07/01/52           2,102,350
          23,000  Entergy Louisiana LLC ...............................      4.70%       06/01/63             456,320
          57,400  Entergy Mississippi, Inc. ...........................      6.00%       05/01/51           1,424,668
          79,566  Interstate Power & Light Co., Series D ..............      5.10%         (a)              1,830,814
          81,000  NextEra Energy Capital Holdings, Inc. ...............      5.00%       01/15/73           1,683,180
         130,000  NextEra Energy Capital Holdings, Inc., Series H .....      5.63%       06/15/72           3,014,700
          65,000  NextEra Energy Capital Holdings, Inc., Series I .....      5.13%       11/15/72           1,397,500
         115,000  PPL Capital Funding, Inc., Series B .................      5.90%       04/30/73           2,643,850
         155,000  SCE Trust I .........................................      5.63%         (a)              3,532,450
                                                                                                      ---------------
                                                                                                           22,261,502
                                                                                                      ---------------

                  INSURANCE - 13.7%
          99,600  Aegon N.V. ..........................................      6.50%         (a)              2,460,120
          49,000  Aegon N.V., Series 1 (c).............................      4.00%         (a)              1,114,260
          58,157  American Financial Group, Inc. ......................      6.38%       06/12/42           1,474,280
          13,041  American Financial Group, Inc. ......................      7.00%       09/30/50             348,977
         118,500  Arch Capital Group Ltd., Series C ...................      6.75%         (a)              3,006,345
          35,200  Aspen Insurance Holdings Ltd. (b)....................      5.95%         (a)                904,640
          61,147  Aspen Insurance Holdings Ltd. .......................      7.25%         (a)              1,595,937
          69,000  Aspen Insurance Holdings Ltd. (b)....................      7.40%         (a)              1,838,850
         106,643  Aviva PLC ...........................................      8.25%       12/01/41           2,940,147
          50,885  Axis Capital Holdings Ltd. ..........................      5.50%         (a)              1,091,992
          87,746  Axis Capital Holdings Ltd., Series C ................      6.88%         (a)              2,279,641
         140,745  Endurance Specialty Holdings Ltd., Series B .........      7.50%         (a)              3,718,483
          78,000  MetLife, Inc., Series A (c)..........................      4.00%         (a)              1,924,260
          21,292  PartnerRe Ltd., Series E ............................      7.25%         (a)                564,877
          24,325  PartnerRe Ltd., Series F ............................      5.88%         (a)                553,394
          45,324  Protective Life Corp. ...............................      6.25%       05/15/42           1,095,028
          45,546  Protective Life Corp. ...............................      6.00%       09/01/42           1,132,729
          32,000  Prudential Financial, Inc. ..........................      5.75%       12/15/52             755,200
          20,000  Prudential Financial, Inc. ..........................      5.70%       03/15/53             468,800
          12,250  RenaissanceRe Holdings Ltd., Series C ...............      6.08%         (a)                304,045

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------

$25 PAR PREFERRED SECURITIES (CONTINUED)

                  INSURANCE (CONTINUED)
          19,035  RenaissanceRe Holdings Ltd., Series E ...............      5.38%         (a)        $       422,386
         110,000  Selective Insurance Group ...........................      5.88%       02/09/43           2,426,875
         100,000  Torchmark Corp. .....................................      5.88%       12/15/52           2,398,000
                                                                                                      ---------------
                                                                                                           34,819,266
                                                                                                      ---------------

                  MACHINERY - 0.9%
          92,613  Stanley Black & Decker, Inc. ........................      5.75%       07/25/52           2,248,644
                                                                                                      ---------------

                  MEDIA - 0.4%
          45,000  Comcast Corp. .......................................      5.00%       12/15/61           1,086,300
                                                                                                      ---------------

                  MULTI-UTILITIES - 3.0%
          34,324  Dominion Resources, Inc., Series A ..................      8.38%       06/15/64             906,497
          56,000  DTE Energy Co. ......................................      6.50%       12/01/61           1,444,240
         160,000  DTE Energy Co. ......................................      5.25%       12/01/62           3,734,400
          55,000  SCANA Corp. .........................................      7.70%       01/30/65           1,479,500
                                                                                                      ---------------
                                                                                                            7,564,637
                                                                                                      ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 13.4%
          19,000  CommonWealth REIT ...................................      7.50%       11/15/19             396,910
         111,556  CommonWealth REIT ...................................      5.75%       08/01/42           2,414,072
          49,944  CommonWealth REIT, Series E .........................      7.25%         (a)              1,236,114
          50,200  Digital Realty Trust, Inc., Series E ................      7.00%         (a)              1,255,000
          80,000  Digital Realty Trust, Inc., Series F ................      6.63%         (a)              1,916,800
          24,558  Health Care REIT, Inc., Series J ....................      6.50%         (a)                621,317
          69,903  Hospitality Properties Trust, Series D ..............      7.13%         (a)              1,783,924
         143,600  Kimco Realty Corp., Series K ........................      5.63%         (a)              3,314,288
         112,000  National Retail Properties, Inc., Series D ..........      6.63%         (a)              2,801,120
          25,000  PS Business Parks, Inc., Series S ...................      6.45%         (a)                614,750
          83,000  PS Business Parks, Inc., Series T ...................      6.00%         (a)              1,923,110
         106,000  PS Business Parks, Inc., Series U ...................      5.75%         (a)              2,355,320
          25,000  Public Storage, Series T ............................      5.75%         (a)                588,750
          80,000  Public Storage, Series V ............................      5.38%         (a)              1,776,000
         100,081  Public Storage, Series W ............................      5.20%         (a)              2,180,765
          42,000  Regency Centers Corp., Series 6 .....................      6.63%         (a)              1,050,420
         101,968  Senior Housing Properties Trust .....................      5.63%       08/01/42           2,221,883
          61,000  Taubman Centers, Inc., Series J .....................      6.50%         (a)              1,502,430
          13,000  Taubman Centers, Inc., Series K .....................      6.25%         (a)                308,100
         102,390  Vornado Realty Trust, Series J ......................      6.88%         (a)              2,629,375
          28,103  Vornado Realty Trust, Series K ......................      5.70%         (a)                644,121
          30,000  Vornado Realty Trust, Series L ......................      5.40%         (a)                640,500
                                                                                                      ---------------
                                                                                                           34,175,069
                                                                                                      ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.5%
          84,000  Telephone & Data Systems, Inc. ......................      6.88%       11/15/59           2,149,560
          34,180  Telephone & Data Systems, Inc. ......................      5.88%       12/01/61             781,013
          39,384  US Cellular Corp. ...................................      6.95%       05/15/60           1,004,292
                                                                                                      ---------------
                                                                                                            3,934,865
                                                                                                      ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES................................................      174,001,216
                  (Cost $181,381,193)                                                                 ---------------

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------

$50 PAR PREFERRED SECURITIES - 0.4%

                  COMMERCIAL BANKS - 0.4%
          20,000  CoBank ACB, Series D ................................     11.00%          (a)       $     1,073,126
                                                                                                      ---------------
                  TOTAL $50 PAR PREFERRED SECURITIES................................................        1,073,126
                  (Cost $1,149,000)                                                                   ---------------

$100 PAR PREFERRED SECURITIES - 2.3%

                  COMMERCIAL BANKS - 1.2%
          30,000  CoBank ACB (b) (d)...................................      6.25%          (a)             3,096,564
                                                                                                      ---------------
                                                                                                            3,096,564
                                                                                                      ---------------

                  ELECTRIC UTILITIES - 0.4%
          11,000  Southern California Edison Co., Series A (c).........      5.11%          (a)             1,111,000
                                                                                                      ---------------
                                                                                                            1,111,000
                                                                                                      ---------------

                  INSURANCE - 0.7%
          16,449  Principal Financial Group, Inc., Series A (b)........      5.56%          (a)             1,649,527
                                                                                                      ---------------
                                                                                                            1,649,527
                                                                                                      ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES...............................................        5,857,091
                  (Cost $5,934,944)                                                                   ---------------

$1,000 PAR PREFERRED SECURITIES - 1.4%

                  COMMERCIAL BANKS - 1.4%
           1,000  Santander Finance Preferred SAU, Series 11 (b).......     10.50%          (a)             1,064,375
           3,000  US Bancorp, Series A (c).............................      3.50%          (a)             2,614,875
                                                                                                      ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES.............................................        3,679,250
                  (Cost $3,605,000)                                                                   ---------------

       PAR                                                                  STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------

CAPITAL PREFERRED SECURITIES - 25.3%

                  CAPITAL MARKETS - 2.9%
$      2,250,000  Charles Schwab Corp. (b).............................      7.00%          (a)             2,531,250
       1,250,000  Goldman Sachs Capital I .............................      6.35%       02/15/34           1,243,608
       3,000,000  Goldman Sachs Capital II (c).........................      4.00%       06/01/43           2,366,250
       1,500,000  Goldman Sachs Capital III (c)........................      4.00%          (a)             1,185,000
                                                                                                      ---------------
                                                                                                            7,326,108
                                                                                                      ---------------

                  COMMERCIAL BANKS - 2.9%
       2,000,000  Fifth Third Bancorp (b)..............................      5.10%          (a)             1,895,000
       1,000,000  Fifth Third Capital Trust IV (b).....................      6.50%       04/15/37           1,000,000
         350,000  National Capital Trust II (b) (d)....................      5.49%          (a)               357,000
       1,000,000  PNC Financial Services Group, Inc. (b)...............      6.75%          (a)             1,069,628
       3,000,000  Wachovia Capital Trust III (c).......................      5.57%          (a)             2,932,500
                                                                                                      ---------------
                                                                                                            7,254,128
                                                                                                      ---------------

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

       PAR                                                                  STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------

CAPITAL PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES - 6.8%
$      1,750,000  Citigroup, Inc. (b)..................................      5.95%          (a)       $     1,697,500
       2,200,000  General Electric Capital Corp., Series A (b).........      7.13%          (a)             2,479,140
       2,250,000  General Electric Capital Corp., Series B (b).........      6.25%          (a)             2,340,000
         500,000  ING US, Inc. (b) (d).................................      5.65%       05/15/53             471,250
       3,250,000  JPMorgan Chase & Co., Series 1 (b)...................      7.90%          (a)             3,619,226
       2,380,000  Northgroup Preferred Capital Corp. (b) (d)...........      6.38%          (a)             2,409,750
       3,000,000  ZFS Finance USA Trust II (b) (d).....................      6.45%       12/15/65           3,217,500
       1,000,000  ZFS Finance USA Trust V (b) (d)......................      6.50%       05/09/37           1,072,500
                                                                                                      ---------------
                                                                                                           17,306,866
                                                                                                      ---------------

                  ELECTRIC UTILITIES - 2.3%
       3,000,000  Electricite de France SA (b) (d).....................      5.25%          (a)             2,874,009
       1,000,000  PECO Energy Capital Trust IV ........................      5.75%       06/15/33             940,113
       2,000,000  Southern California Edison Co., Series E (b).........      6.25%          (a)             2,140,000
                                                                                                      ---------------
                                                                                                            5,954,122
                                                                                                      ---------------

                  INDUSTRIAL CONGLOMERATES - 1.2%
       3,000,000  Hutchison Whampoa International 12 Ltd. (b) (d)......      6.00%          (a)             3,172,500
                                                                                                      ---------------

                  INSURANCE - 6.6%
       2,215,000  Assured Guaranty Municipal Holdings, Inc. (b) (d)....      6.40%       12/15/66           1,971,350
       1,500,000  Assured Guaranty US Holdings, Series A (b)...........      6.40%       12/15/66           1,361,250
       3,000,000  Prudential Financial, Inc. (b).......................      5.63%       06/15/43           2,917,500
       2,000,000  Prudential PLC ......................................      11.75%         (a)             2,252,608
       2,000,000  QBE Capital Funding III Ltd. (b) (d).................      7.25%       05/24/41           2,150,000
       3,153,000  Reinsurance Group of America, Inc. (b)...............      6.75%       12/15/65           3,184,530
       1,500,000  Swiss Re Capital I LP (b) (d)........................      6.85%          (a)             1,578,750
       1,400,000  Wilton Re Finance LLC (b) (d)........................      5.88%       03/30/33           1,470,000
                                                                                                      ---------------
                                                                                                           16,885,988
                                                                                                      ---------------

                  OIL, GAS & CONSUMABLE FUELS - 1.1%
       2,500,000  BG Energy Capital PLC (b)............................      6.50%       11/30/72           2,687,750
                                                                                                      ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 1.5%
         500,000  Abbey National Capital Trust I (b)...................      8.96%          (a)               625,000
       3,000,000  M&T Bank Corp. (d)...................................      6.88%          (a)             3,124,284
                                                                                                      ---------------
                                                                                                            3,749,284
                                                                                                      ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES................................................       64,336,746
                  (Cost $64,854,289)                                                                  ---------------

                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

                                                     DESCRIPTION                                           VALUE
                  ----------------------------------------------------------------------------------  ---------------

                  TOTAL INVESTMENTS - 97.7%.........................................................  $   248,947,429
                  (Cost $256,924,426) (e)

                  NET OTHER ASSETS AND LIABILITIES - 2.3%...........................................        5,775,532
                                                                                                      ---------------
                  NET ASSETS - 100.0%...............................................................  $   254,722,961
                                                                                                      ===============

-----------------------------

(a)   Perpetual maturity.

(b) Fixed-to-floating rate or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2013. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2013.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2013, securities noted as such amounted to $26,965,457 or 10.59% of net assets.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,728,533 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,705,530.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          7/31/2013       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
$25 Par Preferred Securities*.....................  $174,001,216  $174,001,216  $        --   $         --
$50 Par Preferred Securities*.....................     1,073,126     1,073,126           --             --
$100 Par Preferred Securities*....................     5,857,091     5,857,091           --             --
$1,000 Par Preferred Securities*..................     3,679,250     3,679,250           --             --
Capital Preferred Securities*.....................    64,336,746            --   64,336,746             --
                                                    ------------  ------------  ------------  ------------
TOTAL INVESTMENTS.................................  $248,947,429  $184,610,683  $64,336,746   $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of July 31, 2013, the Fund transferred a $100 Par Preferred Security valued at $258,047 from Level 2 to Level 1 of the fair value hierarchy.


Page 6          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a non-diversified, open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) National Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2013 (UNAUDITED)


      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

            1) the value of similar foreign securities traded on other foreign markets;

            2)    ADR trading of similar securities;

            3)    closed-end fund trading of similar securities;

            4)    foreign currency exchange activity;

            5) the trading prices of financial products that are tied to baskets of foreign securities;

            6) factors relating to the event that precipitated the pricing problem;

            7)    whether the event is likely to recur; and

            8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED)

     SHARES                                     DESCRIPTION                                     VALUE
----------------  -----------------------------------------------------------------------  ---------------

COMMON STOCKS - 93.5%

                  AEROSPACE & DEFENSE - 2.8%
           1,615  Cubic Corp.............................................................  $        81,638
                                                                                           ---------------

                  AIR FREIGHT & LOGISTICS - 2.7%
           2,135  Forward Air Corp.......................................................           78,077
                                                                                           ---------------

                  CAPITAL MARKETS - 7.1%
             410  Affiliated Managers Group, Inc. (a)....................................           73,944
           4,070  MVC Capital, Inc. (b)..................................................           51,770
           6,910  PennantPark Investment Corp. (b).......................................           80,501
                                                                                           ---------------
                                                                                                   206,215
                                                                                           ---------------

                  CHEMICALS - 2.4%
           1,360  Scotts Miracle-Gro (The) Co., Class A..................................           68,340
                                                                                           ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 2.9%
           4,420  Ritchie Bros. Auctioneers, Inc.........................................           85,085
                                                                                           ---------------

                  ELECTRICAL EQUIPMENT - 8.4%
           2,070  Franklin Electric Co., Inc.............................................           77,128
          10,846  GrafTech International Ltd. (a)........................................           81,562
           4,337  Thermon Group Holdings, Inc. (a).......................................           86,783
                                                                                           ---------------
                                                                                                   245,473
                                                                                           ---------------

                  ENERGY EQUIPMENT & SERVICES - 2.9%
           4,355  C&J Energy Services, Inc. (a)..........................................           84,269
                                                                                           ---------------

                  FOOD PRODUCTS - 1.6%
           1,421  Snyders-Lance, Inc.....................................................           44,975
                                                                                           ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 6.1%
           2,090  Haemonetics Corp. (a)..................................................           88,240
           1,225  West Pharmaceutical Services, Inc......................................           90,356
                                                                                           ---------------
                                                                                                   178,596
                                                                                           ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 6.2%
           2,190  Patterson Cos., Inc....................................................           89,549
           3,195  VCA Antech, Inc. (a)...................................................           91,888
                                                                                           ---------------
                                                                                                   181,437
                                                                                           ---------------

                  HEALTH CARE TECHNOLOGY - 3.0%
           5,950  Vocera Communications, Inc. (a)........................................           86,156
                                                                                           ---------------

                  INSURANCE - 8.7%
           2,645  Brown & Brown, Inc.....................................................           87,258
           5,910  OneBeacon Insurance Group Ltd..........................................           85,695
             968  RLI Corp...............................................................           79,899
                                                                                           ---------------
                                                                                                   252,852
                                                                                           ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 3.1%
           1,235  Techne Corp............................................................           91,069
                                                                                           ---------------

                  MACHINERY - 11.5%
           6,035  Douglas Dynamics, Inc..................................................           86,723
           1,480  EnPro Industries, Inc. (a).............................................           84,108

                See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

     SHARES                                     DESCRIPTION                                     VALUE
----------------  -----------------------------------------------------------------------  ---------------

COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
           1,115  Graco, Inc.............................................................  $        77,805
           1,577  Mueller Industries, Inc................................................           86,562
                                                                                           ---------------
                                                                                                   335,198
                                                                                           ---------------

                  MEDIA - 5.6%
           1,705  John Wiley & Sons, Inc., Class A.......................................           76,947
           1,105  Morningstar, Inc.......................................................           84,223
                                                                                           ---------------
                                                                                                   161,170
                                                                                           ---------------

                  OFFICE ELECTRONICS - 3.0%
           1,883  Zebra Technologies Corp., Class A (a)..................................           86,938
                                                                                           ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 5.9%
           4,350  Gladstone Commercial Corp..............................................           80,953
           1,525  Rayonier, Inc..........................................................           89,121
                                                                                           ---------------
                                                                                                   170,074
                                                                                           ---------------

                  ROAD & RAIL - 3.7%
           1,520  Heartland Express, Inc.................................................           22,374
           1,575  Landstar System, Inc...................................................           85,145
                                                                                           ---------------
                                                                                                   107,519
                                                                                           ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
           1,495  Hittite Microwave Corp. (a)............................................           93,408
                                                                                           ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 2.7%
           1,450  Deckers Outdoor Corp. (a)..............................................           79,504
                                                                                           ---------------

                  TOTAL INVESTMENTS - 93.5%..............................................        2,717,993
                  (Cost $2,374,923) (c)

                  NET OTHER ASSETS AND LIABILITIES - 6.5%................................          190,494
                                                                                           ---------------
                  NET ASSETS - 100.0%....................................................  $     2,908,487
                                                                                           ===============

-----------------------------

(a)   Non-income producing security.

(b)   Business Development Company

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $359,453 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,383.

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          7/31/2013       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
COMMON STOCKS*....................................  $  2,717,993  $  2,717,993  $         --  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at July 31, 2013.



                See Notes to Quarterly Portfolio of Investments          Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           JULY 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers four classes of shares: Class A, Class C, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           JULY 31, 2013 (UNAUDITED)

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2013, is included with the Fund's Portfolio of Investments.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS - 70.7%

                  AEROSPACE & DEFENSE - 2.4%
$        150,000  AM General, LLC, Term Loan B ...........................    10.25%        03/22/18     $       144,750
         295,918  Beechcraft Holdings, Term Loan B .......................     5.75%        02/14/20             298,138
         500,000  Booz Allen Hamilton, Inc., Term Loan B .................     4.50%        07/08/19             501,125
          45,802  DynCorp International, Inc., Term Loan .................     6.25%        07/07/16              46,297
          49,750  Sequa Corp., Term Loan B ...............................     5.25%        06/19/17              50,372
         500,000  Transdigm, Inc., Term Loan C ...........................     3.75%        02/28/20             501,875
                                                                                                         ---------------
                                                                                                               1,542,557
                                                                                                         ---------------

                  AGRICULTURAL PRODUCTS - 2.4%
         900,000  Allflex Holdings III, Term Loan, First Lien ............     4.25%        06/15/20             904,878
         199,500  Dole Food Company, Inc., Term Loan B ...................  3.75%-5.00%     04/22/20             199,500
         448,376  Jimmy Sanders, Term Loan B .............................     4.75%        11/15/18             449,779
                                                                                                         ---------------
                                                                                                               1,554,157
                                                                                                         ---------------

                  ALTERNATIVE CARRIERS - 0.4%
          99,750  DigitalGlobe, Inc., Term Loan B ........................     3.75%        01/31/20             100,498
         158,731  Telesat Canada, Term Loan B ............................     3.50%        03/28/19             159,177
                                                                                                         ---------------
                                                                                                                 259,675
                                                                                                         ---------------

                  APPAREL RETAIL - 0.5%
         248,501  Collective Brands, Inc./Payless ShoeSource, Term Loan B      7.25%        10/09/19             252,022
          88,332  Phillips-Van Heusen Corp., Term Loan B .................     3.25%        02/13/20              88,636
                                                                                                         ---------------
                                                                                                                 340,658
                                                                                                         ---------------

                  APPLICATION SOFTWARE - 0.7%
          49,624  Eagle Parent, Inc., Term Loan B ........................     4.50%        05/16/18              50,120
          99,750  Flexera Software, LLC, Term Loan B .....................     5.00%        03/13/19             100,124
         100,000  Lawson Software, Inc., Term Loan B .....................     3.75%        06/03/20              99,417
         100,000  Triple Point Technology, Term Loan B ...................     5.25%        07/10/20              98,000
          99,750  Verint Systems, Inc., Term Loan B ......................     4.00%        09/06/19             100,124
                                                                                                         ---------------
                                                                                                                 447,785
                                                                                                         ---------------

                  ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
         100,000  Nuveen Investments, Inc., Term Loan B ..................     4.19%        05/13/17              99,958
         166,668  Nuveen Investments, Inc., Term Loan, Second Lien .......     6.50%        02/28/19             166,459
          49,750  TCW Group, Inc., Term Loan B ...........................     4.00%        02/06/20              50,040
                                                                                                         ---------------
                                                                                                                 316,457
                                                                                                         ---------------

                  AUTO PARTS & EQUIPMENT - 1.1%
         100,000  Affinia Group, Inc., Term Loan B2 ......................     4.75%        04/25/20             101,063
         197,500  BBB Industries, LLC, Term Loan B .......................  5.50%-6.50%     03/27/19             197,500
          49,750  Metaldyne, LLC, Term Loan B ............................     5.00%        12/18/18              50,217
         248,750  Remy International, Inc., Term Loan B ..................     4.25%        03/05/20             250,305
         142,500  Tower Automotive Holdings USA, LLC, Term Loan B ........     5.75%        04/23/20             143,302
                                                                                                         ---------------
                                                                                                                 742,387
                                                                                                         ---------------

                  AUTOMOBILE MANUFACTURERS - 0.8%
         548,601  Chrysler Group, LLC, Term Loan B .......................     4.25%        05/24/17             556,824
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  BIOTECHNOLOGY - 0.1%
$         49,510  Grifols, SA, Term Loan B ...............................     4.25%        06/01/17     $        49,961
                                                                                                         ---------------

                  BROADCASTING - 4.4%
         149,362  Clear Channel Communications, Inc., Term Loan D ........     6.94%        01/30/19             137,898
          50,638  Clear Channel Communications, Inc., Term Loan B ........     3.84%        04/04/16              47,268
          49,750  Cumulus Media Holdings, Inc., Term Loan, First Lien ....     4.50%        09/16/18              50,175
         400,000  Entravision Communications Corp., Term Loan B (c).......     0.75% (d)    05/31/20             396,500
          73,150  FoxCo Acquisition, LLC, Term Loan ......................     5.50%        07/14/17              73,812
         150,000  Hubbard Radio, LLC, Term Loan ..........................     4.50%        04/28/17             150,282
       1,000,000  Media General, Inc., Delayed Draw Term Loan (c) ........     0.00% (d)    07/31/20           1,000,000
          35,055  Mission Broadcasting, Term Loan B ......................     4.25%        12/03/19              35,406
          14,820  Mission Broadcasting, Term Loan B ......................     4.25%        12/03/19              14,968
         172,932  NEP Holdco, Inc., Term Loan B ..........................     4.75%        01/22/20             173,940
          28,571  NEP Holdco, Inc., Term Loan, Second Lien ...............     9.50%        07/18/20              29,214
          49,875  Univision Corp., Extended First Lien Term Loan C1 ......     4.50%        02/28/20              50,062
         199,500  Univision Corp., Term Loan C2 ..........................     4.50%        03/01/20             200,248
         498,750  Univision Corp., Term Loan C3 ..........................     4.00%        03/01/20             497,294
                                                                                                         ---------------
                                                                                                               2,857,067
                                                                                                         ---------------

                  BUILDING PRODUCTS - 0.4%
         133,333  American Builders & Contractors Supply Co., Term Loan B      3.50%        04/16/20             133,400
          99,500  Unifrax, LLC, Term Loan B ..............................     4.25%        11/28/18              99,873
                                                                                                         ---------------
                                                                                                                 233,273
                                                                                                         ---------------

                  CABLE & SATELLITE - 0.6%
         400,000  CSC Holdings, LLC, Term Loan B .........................     2.69%        04/17/20             397,072
                                                                                                         ---------------

                  CASINOS & GAMING - 3.7%
         619,355  Caesars Entertainment Operating Company, Inc., Term
                      Loan B6.............................................     5.44%        01/28/18             548,439
         549,383  ROC Finance, LLC, Term Loan B ..........................     5.00%        06/20/19             552,130
         700,000  Scientific Games International, Inc., Term Loan B ......     4.25%        05/22/20             697,816
         500,000  Station Casinos, Inc., Term Loan B .....................     5.00%        03/01/20             504,375
          81,481  Twin River Management Group, Inc., Term Loan B .........     5.25%        11/10/18              82,113
                                                                                                         ---------------
                                                                                                               2,384,873
                                                                                                         ---------------

                  COAL & CONSUMABLE FUELS - 0.6%
         398,493  Arch Coal, Inc., Term Loan .............................     5.75%        05/16/18             395,257
                                                                                                         ---------------

                  COMMODITY CHEMICALS - 0.3%
         198,810  Tronox, Inc., Term Loan B ..............................     4.50%        03/13/20             201,102
                                                                                                         ---------------

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  COMMUNICATIONS EQUIPMENT - 0.7%
$         50,000  Alcatel-Lucent, Inc., Term Loan B ......................     6.25%        08/01/16     $        50,562
         149,250  Alcatel-Lucent, Inc., Term Loan C ......................     7.25%        01/30/19             152,310
         199,500  ARRIS Group, Inc., Term Loan B .........................     3.50%        04/17/20             198,917
          49,619  Commscope, Inc., Term Loan B ...........................     3.75%        01/14/18              49,961
                                                                                                         ---------------
                                                                                                                 451,750
                                                                                                         ---------------

                  CONSTRUCTION & ENGINEERING - 0.3%
         200,000  U.S. Infrastructure Corp., Term Loan B .................     4.75%        07/10/20             201,000
                                                                                                         ---------------

                  CONSTRUCTION & FARM MACHINERY & HEAVY
                       TRUCKS - 0.2%
         115,518  Navistar International Corp., Term Loan B ..............     5.75%        08/17/17             117,636
                                                                                                         ---------------

                  CONSUMER FINANCE - 4.3%
         348,998  Altisource Solutions S.a.r.l., Term Loan B .............     5.75%        11/27/19             351,616
         600,000  Home Loan Servicing Solutions, Ltd., Term Loan B .......     4.50%        06/11/20             604,500
       1,147,125  Ocwen Financial Corp., Term Loan B .....................     5.00%        02/15/18           1,160,030
         679,183  Walter Investment Management Corp., Term Loan B ........     5.75%        11/28/17             683,258
                                                                                                         ---------------
                                                                                                               2,799,404
                                                                                                         ---------------

                  DISTRIBUTORS - 0.9%
         573,372  Wesco Distribution, Term Loan B ........................     4.50%        12/12/19             575,883
                                                                                                         ---------------

                  DIVERSIFIED CHEMICALS - 0.3%
         180,464  INEOS Group Ltd., Term Loan ............................     4.00%        05/04/18             180,013
                                                                                                         ---------------

                  DIVERSIFIED REAL ESTATE ACTIVITIES - 0.6%
         185,611  iStar Financial, Inc., Term Loan .......................     4.50%        10/15/17             186,249
         199,500  Starwood Property Trust, Term Loan B ...................     3.50%        04/17/20             199,500
                                                                                                         ---------------
                                                                                                                 385,749
                                                                                                         ---------------

                  EDUCATION SERVICES - 0.1%
          99,500  Bright Horizons Family Solutions, LLC, Term Loan B .....  4.00%-5.25%     01/30/20              99,873
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.1%
         100,000  Texas Competitive Electric Holdings Company, LLC, Term
                      Loan (Non-Extended).................................  3.69%-3.78%     10/10/14              70,950
                                                                                                         ---------------

                  ENVIRONMENTAL & FACILITIES SERVICES - 0.4%
         199,000  Advanced Disposal Services, Inc., Term Loan B ..........     4.25%        10/09/19             200,365
          48,426  EnergySolutions, LLC, Term Loan ........................     6.75%        08/15/16              48,850
                                                                                                         ---------------
                                                                                                                 249,215
                                                                                                         ---------------

                  HEALTH CARE EQUIPMENT - 2.7%
          49,625  Biomet, Inc., Term Loan B ..............................  3.94%-4.02%     07/25/17              49,923
         500,000  Carestream Health, Inc., Term Loan B ...................     5.00%        06/07/19             502,190
         997,481  Hologic, Inc., Term Loan B .............................     4.50%        08/01/19           1,000,154
         100,000  Ikaria, Term Loan B ....................................     7.25%        07/03/18             100,188

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE EQUIPMENT (CONTINUED)
$         99,249  Kinetic Concepts, Inc., Term Loan D1 ...................     4.50%        05/04/18     $        99,911
                                                                                                         ---------------
                                                                                                               1,752,366
                                                                                                         ---------------

                  HEALTH CARE FACILITIES - 0.7%
         383,750  Surgical Care Affiliates, LLC, Delayed Draw Term Loan ..     4.25%        06/30/18             384,349
          49,626  United Surgical Partners International, Inc., Term Loan      4.75%        04/03/19              49,894
                                                                                                         ---------------
                                                                                                                 434,243
                                                                                                         ---------------

                  HEALTH CARE SERVICES - 3.8%
          99,500  Air Medical Group Holdings, Inc., Term Loan B ..........     6.50%        06/30/18             100,868
         598,500  Apria Healthcare Group, Inc., Term Loan B ..............     6.75%        04/05/20             601,307
         349,349  CHG Healthcare Services, Term Loan B ...................     5.00%        11/19/19             351,752
         448,348  Emergency Medical Services Corp., Term Loan B ..........     4.00%        05/25/18             449,787
         649,625  Healogics, Inc., Term Loan B ...........................     5.25%        02/05/19             651,899
          49,750  Heartland Dental Care, Term Loan B .....................     6.25%        12/21/18              50,496
         248,750  Sheridan Healthcare, Inc., Term Loan B .................     4.50%        06/29/18             249,579
                                                                                                         ---------------
                                                                                                               2,455,688
                                                                                                         ---------------

                  HEALTH CARE SUPPLIES - 0.1%
          45,928  Sage Products, Inc., Term Loan B .......................     4.25%        12/13/19              46,215
                                                                                                         ---------------

                  HEALTH CARE TECHNOLOGY - 0.3%
          49,624  Emdeon Business Services, LLC, Term Loan B .............     3.75%        11/02/18              49,893
          49,620  Trizetto Group, Inc., Term Loan B ......................     4.75%        05/02/18              48,876
          50,000  Trizetto Group, Inc., Term Loan, Second Lien ...........     8.50%        03/28/19              49,000
          49,625  Wolverine Healthcare Analytics, Inc., Term Loan B ......     4.50%        05/31/19              49,811
                                                                                                         ---------------
                                                                                                                 197,580
                                                                                                         ---------------

                  HOMEFURNISHING RETAIL - 0.1%
          49,750  Serta Simmons Holdings, LLC, Term Loan B                     5.00%        10/01/19              50,076
          42,584  Tempur-Pedic International, Inc., Term Loan B ..........     3.50%        03/18/20              42,404
                                                                                                         ---------------
                                                                                                                  92,480
                                                                                                         ---------------

                  HOTELS, RESORTS & CRUISE LINES - 0.3%
         200,000  Four Seasons, Term Loan B ..............................     4.25%        06/24/20             202,250
                                                                                                         ---------------

                  HUMAN RESOURCE & EMPLOYMENT SERVICES
                       - 0.3%
         216,417  Genpact Limited, Term Loan B ...........................     3.50%        08/30/19             217,635
                                                                                                         ---------------

                  HYPERMARKETS & SUPER CENTERS - 1.3%
         848,751  BJ's Wholesale Club, Inc., Term Loan, First Lien .......     4.25%        09/26/19             852,333
                                                                                                         ---------------

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INDEPENDENT POWER PRODUCERS & ENERGY
                       TRADERS - 1.3%
$        150,000  Calpine Construction Finance Co., L.P., Term Loan B ....     3.00%        05/03/20     $       148,751
         648,117  Calpine Corp., Term Loan B3 ............................     4.00%        10/09/19             650,781
          61,538  Dynegy Power, LLC, Term Loan B2 ........................     4.00%        04/23/20              61,788
                                                                                                         ---------------
                                                                                                                 861,320
                                                                                                         ---------------

                  INDUSTRIAL CONGLOMERATES - 1.1%
         470,000  Gardner Denver, Inc., Term Loan ........................     4.25%        07/30/20             471,175
         199,000  Silver II Borrower S.C.A., Term Loan B .................     4.00%        12/13/19             198,668
          49,750  Tomkins Air Distribution, Term Loan B ..................     5.00%        11/09/18              49,936
                                                                                                         ---------------
                                                                                                                 719,779
                                                                                                         ---------------

                  INDUSTRIAL MACHINERY - 0.1%
          49,750  Dematic Holdings, Term Loan B ..........................     5.25%        12/28/19              49,937
                                                                                                         ---------------

                  INSURANCE BROKERS - 1.4%
         248,750  Amwins Group, LLC, Term Loan B .........................     5.00%        09/06/19             251,237
         147,695  Confie Seguros Holding Co., Term Loan B ................     6.50%        11/09/18             147,695
         300,000  Cooper Gay Swett & Crawford, Term Loan B ...............     5.00%        04/16/20             303,000
         180,000  Cooper Gay Swett & Crawford, Term Loan, Second Lien ....     8.25%        10/16/20             182,250
          49,750  USI Corp., Term Loan B .................................     5.00%        12/27/19              50,217
                                                                                                         ---------------
                                                                                                                 934,399
                                                                                                         ---------------

                  INTEGRATED TELECOMMUNICATION SERVICES -
                       0.5%
         249,277  Avaya, Inc., Term Loan B3 ..............................     4.77%        10/26/17             218,429
          99,500  Windstream Corp., Term Loan B4 .........................     3.50%        01/23/20              99,624
                                                                                                         ---------------
                                                                                                                 318,053
                                                                                                         ---------------

                  INVESTMENT BANKING & BROKERAGE - 1.0%
         665,000  LPL Holdings, Inc., Term Loan B ........................     3.25%        03/29/19             663,617
                                                                                                         ---------------

                  IT CONSULTING & OTHER SERVICES - 0.2%
          43,269  Sirius Computer Solutions, Inc., Term Loan B ...........     7.00%        12/07/18              43,918
          99,048  West Corp., Term Loan B8 ...............................     3.75%        06/30/18              99,255
                                                                                                         ---------------
                                                                                                                 143,173
                                                                                                         ---------------

                  LIFE & HEALTH INSURANCE - 0.1%
          46,360  CNO Financial Group, Inc., Term Loan B2 ................     3.75%        09/28/18              46,505
                                                                                                         ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 1.8%
         650,000  Immucor, Inc., Term Loan ...............................     5.00%        08/09/18             655,076
         531,288  Quintiles Transnational Corp., Term Loan B2                  4.50%        06/08/18             534,741
                                                                                                         ---------------
                                                                                                               1,189,817
                                                                                                         ---------------

                  MANAGED HEALTH CARE - 0.2%
         100,000  MultiPlan, Inc., Term Loan B ...........................     4.00%        08/26/17             100,786
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  METAL & GLASS CONTAINERS - 1.3%
$        150,000  Berlin Packaging, LLC, Term Loan B .....................     4.75%        04/02/19     $       150,938
          99,750  Berry Plastics Corp., Term Loan D ......................     3.50%        02/08/20              99,625
         600,000  Pact Group, Term Loan B ................................     3.75%        05/29/20             600,000
                                                                                                         ---------------
                                                                                                                 850,563
                                                                                                         ---------------

                  MOVIES & ENTERTAINMENT - 1.4%
         299,250  AMC Entertainment, Inc., Term Loan B ...................     3.50%        04/30/20             299,699
         266,667  Kasima, LLC, Term Loan B ...............................     3.25%        05/17/21             266,835
         125,000  Lions Gate Entertainment Corp., Term Loan, Second Lien .     5.00%        07/19/20             126,250
         100,000  TWCC Holding Corp., Term Loan, Second Lien .............     7.00%        06/26/20             102,250
         100,000  Village Roadshow Films Ltd., Term Loan B ...............     4.75%        11/21/17             101,750
                                                                                                         ---------------
                                                                                                                 896,784
                                                                                                         ---------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 2.5%
         300,000  Evertec, Term Loan B ...................................     3.50%        04/17/20             298,350
         500,000  First Data Corp., Term Loan B ..........................     4.19%        03/24/17             499,530
         125,000  Guggenheim Partners Investment Management, Term Loan B .     4.25%        07/22/20             126,354
         257,258  Moneygram International, Term Loan B ...................     4.25%        03/27/20             258,758
         300,000  National Finance Partners, Term Loan B .................     5.25%        06/17/20             300,624
         149,251  Transfirst Holdings, Inc., Term Loan B .................     4.75%        12/27/17             149,549
                                                                                                         ---------------
                                                                                                               1,633,165
                                                                                                         ---------------

                  PACKAGED FOODS & MEATS - 3.8%
          45,763  Bellisio Foods, Delayed Draw Term Loan (c)..............     4.25% (d)    08/01/19              45,763
          89,491  Bellisio Foods, Delayed Draw Term Loan .................     5.25%        08/01/19              89,491
         164,746  Bellisio Foods, Term Loan B ............................     5.25%        08/01/19             164,746
         738,507  Blue Buffalo Company, Ltd., Term Loan B ................     4.75%        08/07/19             744,659
         714,286  Boulder Brands, Inc., Term Loan B ......................     5.00%        07/09/20             711,164
         349,624  Ferrara Candy Co., Term Loan B .........................     8.50%        06/08/18             348,750
         150,000  H.J. Heinz Co., Term Loan B2 ...........................     3.50%        06/07/20             151,473
         200,000  Hostess Brands, Term Loan B ............................     6.75%        04/09/20             205,626
                                                                                                         ---------------
                                                                                                               2,461,672
                                                                                                         ---------------

                  PAPER PACKAGING - 0.1%
          49,625  Reynolds Consumer Products Holdings, Inc., Term Loan ...     4.75%        09/28/18              50,128
                                                                                                         ---------------

                  PHARMACEUTICALS - 3.4%
          99,500  Catalent Pharma Solutions, Inc., Term Loan 2 ...........     4.25%        09/15/17             100,039
         500,000  Endo Pharmaceuticals Holdings, Inc., Term Loan B .......     4.00%        06/17/18             499,870
         597,998  Par Pharmaceutical, Inc., Term Loan B ..................     4.25%        09/30/19             600,988
       1,000,000  Valeant Pharmaceuticals International, Inc., Term Loan E     4.50%        08/05/20           1,012,970
                                                                                                         ---------------
                                                                                                               2,213,867
                                                                                                         ---------------

Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PROPERTY & CASUALTY INSURANCE - 1.3%
$        598,496  Cunningham Lindsey Group Ltd., Term Loan, First Lien ...     5.00%        12/10/19     $       599,992
         142,857  Sedgwick CMS Holdings, Inc., Term Loan, First Lien .....     4.25%        06/12/18             143,333
         125,000  Sedgwick CMS Holdings, Inc., Term Loan, Second Lien ....     8.00%        12/12/18             126,875
                                                                                                         ---------------
                                                                                                                 870,200
                                                                                                         ---------------

                  PUBLISHING - 0.3%
          99,750  McGraw Hill Global Education, LLC, Term Loan B .........     9.00%        03/22/19             100,218
          99,500  Tribune Co., Term Loan B ...............................     4.00%        12/17/19              99,904
                                                                                                         ---------------
                                                                                                                 200,122
                                                                                                         ---------------

                  REAL ESTATE SERVICES - 0.4%
         249,375  Realogy Corp., Term Loan B .............................     4.50%        02/12/20             252,026
                                                                                                         ---------------

                  RESEARCH & CONSULTING SERVICES - 0.7%
         100,000  Advantage Sales & Marketing, Inc., Term Loan, First Lien     4.25%        12/18/17             100,354
         152,105  Advantage Sales & Marketing, Inc., Term Loan, Second Lien    8.25%        06/17/18             155,528
          99,750  SurveyMonkey.com, LLC, Term Loan B .....................     5.50%        02/07/19             100,498
          99,493  SymphonyIRI Group, Inc., Term Loan B ...................     4.50%        12/01/17             100,115
                                                                                                         ---------------
                                                                                                                 456,495
                                                                                                         ---------------

                  RESTAURANTS - 0.7%
         435,989  Focus Brands, Inc., Term Loan B ........................  4.25%-5.50%     02/21/18             436,944
          50,000  Focus Brands, Inc., Term Loan, Second Lien .............    10.25%        08/21/18              50,750
                                                                                                         ---------------
                                                                                                                 487,694
                                                                                                         ---------------

                  RETAIL REITS - 0.2%
         100,000  Capital Automotive L.P., Term Loan, Second Lien ........     6.00%        04/30/20             102,875
                                                                                                         ---------------

                  SEMICONDUCTORS - 0.9%
         249,375  Freescale Semiconductor, Inc., Term Loan B .............     5.00%        01/30/20             251,791
         320,000  MMI International, Ltd., Term Loan B ...................     7.25%        11/20/18             312,000
                                                                                                         ---------------
                                                                                                                 563,791
                                                                                                         ---------------

                  SPECIALIZED CONSUMER SERVICES - 0.9%
          99,500  Asurion Corp., Term Loan B1 ............................     4.50%        05/24/19              99,326
         500,000  Asurion Corp., Term Loan B2 ............................     3.50%        06/18/20             489,165
                                                                                                         ---------------
                                                                                                                 588,491
                                                                                                         ---------------

                  SPECIALIZED FINANCE - 1.3%
         199,251  AlixPartners, LLP, Term Loan B2 ........................     5.00%        06/01/19             201,576
         100,000  Duff & Phelps, Term Loan B .............................     4.50%        04/23/20             100,750
         548,734  Fly Leasing, Ltd., Term Loan B .........................     4.50%        08/08/18             555,138
                                                                                                         ---------------
                                                                                                                 857,464
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SPECIALTY CHEMICALS - 2.6%
$         49,623  Ascend Performance Materials, LLC, Term Loan B .........     6.75%        04/10/18     $        49,809
          46,811  AZ Chemicals, Inc., Term Loan B ........................     5.25%        12/22/17              47,318
         149,625  DuPont Performance Coatings, Term Loan B                     4.75%        02/01/20             151,100
         548,497  Houghton International, Inc., Term Loan B ..............     4.00%        12/20/19             548,267
         400,000  Macdermid, Inc., Term Loan, First Lien .................     4.00%        06/07/20             401,500
          65,839  Monarch, Term Loan B1 ..................................     4.50%        09/12/19              66,333
          34,160  Monarch, Term Loan B2 ..................................     4.50%        10/04/19              34,416
         148,774  Nusil Technology, LLC, Term Loan  ......................     5.25%        04/07/17             148,700
          49,618  Omnova Solutions, Inc., Term Loan B ....................     4.25%        05/31/18              49,928
         129,276  Waddington Group, Term Loan B (Canadian Borrower) ......     4.50%        06/07/20             128,226
          70,224  Waddington Group, Term Loan B (U.S. Borrower) ..........     4.50%        05/21/20              69,654
                                                                                                         ---------------
                                                                                                               1,695,251
                                                                                                         ---------------

                  SPECIALTY STORES - 0.3%
         199,500  Rite Aid Corp., Term Loan B ............................     4.00%        02/07/20             200,747
                                                                                                         ---------------

                  STEEL - 0.8%
         548,369  Fortescue (FMG), Term Loan B ...........................     5.25%        10/18/17             552,312
                                                                                                         ---------------

                  SYSTEMS SOFTWARE - 1.7%
         700,000  Blue Coat Systems, Inc., Term Loan B ...................     4.50%        05/23/19             700,294
          45,651  Riverbed Technology, Inc., Term Loan B .................     4.00%        12/18/19              46,022
          41,537  SS&C Technologies Holdings, Inc., Term Loan B1 .........     3.50%        06/30/19              41,564
           4,297  SS&C Technologies Holdings, Inc., Term Loan B2 .........     3.50%        03/14/19               4,300
          99,500  Sungard Data Systems, Inc., Term Loan D ................     4.50%        01/31/20             100,806
         250,000  Websense, Term Loan B ..................................     4.50%        05/19/20             249,375
                                                                                                         ---------------
                                                                                                               1,142,361
                                                                                                         ---------------

                  TRUCKING - 0.3%
          49,750  Hertz Corp., Term Loan B ...............................     3.75%        03/11/18              49,949
         149,625  SIRVA, Inc., Term Loan B ...............................     7.50%        03/27/19             148,877
                                                                                                         ---------------
                                                                                                                 198,826
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.7%
         750,000  Cricket Communications, Inc., Term Loan C ..............     4.75%        03/08/20             755,812
         100,000  Lightower Fiber Networks, Term Loan B ..................     4.50%        04/13/20             100,531
         125,000  Lightower Fiber Networks, Term Loan, Second Lien .......     8.00%        04/12/21             125,781
         150,000  Syniverse Holdings, Inc., Delayed Draw Term Loan .......     4.00%        04/23/19             150,251
                                                                                                         ---------------
                                                                                                               1,132,375
                                                                                                         ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................       46,095,963
                  (Cost $45,970,691)                                                                     ---------------

Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                  STATED        STATED
      VALUE                             DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

CORPORATE BONDS AND NOTES - 16.7%

                  AEROSPACE & DEFENSE - 0.2%
$        100,000  GenCorp, Inc. (e).......................................     7.13%        03/15/21     $       106,000
                                                                                                         ---------------

                  AIRLINES - 0.4%
         290,000  United Continental Holdings, Inc. ......................     6.38%        06/01/18             294,350
                                                                                                         ---------------

                  APPLICATION SOFTWARE - 0.6%
         350,000  Epicor Software Corp....................................     8.63%        05/01/19             372,750
                                                                                                         ---------------

                  AUTO PARTS & EQUIPMENT - 0.8%
         250,000  American Axle & Manufacturing, Inc. ....................     6.25%        03/15/21             264,062
         250,000  Dana Holding Corp. .....................................     5.38%        09/15/21             251,875
                                                                                                         ---------------
                                                                                                                 515,937
                                                                                                         ---------------

                  AUTOMOBILE MANUFACTURERS - 0.1%
          50,000  Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. ......     8.25%        06/15/21              55,875
                                                                                                         ---------------

                  AUTOMOTIVE RETAIL - 0.1%
         100,000  Sonic Automotive, Inc. .................................     5.00%        05/15/23              97,000
                                                                                                         ---------------

                  BUILDING PRODUCTS - 0.3%
         125,000  American Builders & Contractors Supply Co., Inc. (e)....     5.63%        04/15/21             125,000
         100,000  Apex Tool Group, LLC (e)................................     7.00%        02/01/21             104,250
                                                                                                         ---------------
                                                                                                                 229,250
                                                                                                         ---------------

                  CABLE & SATELLITE - 0.8%
          50,000  CCO Holdings LLC/CCO Holdings Capital Corp. (e).........     5.25%        03/15/21              48,250
         500,000  Cequel Communications Holdings LLC/Cequel Capital
                      Corp. (e)...........................................     5.13%        12/15/21             482,500
                                                                                                         ---------------
                                                                                                                 530,750
                                                                                                         ---------------

                  CASINOS & GAMING - 1.9%
          50,000  MGM Resorts International ..............................     8.63%        02/01/19              58,187
         500,000  MGM Resorts International ..............................     7.75%        03/15/22             556,250
         125,000  PNK Finance Corp. (e)...................................     6.38%        08/01/21             126,172
         500,000  Station Casinos LLC ....................................     7.50%        03/01/21             525,000
                                                                                                         ---------------
                                                                                                               1,265,609
                                                                                                         ---------------

                  COAL & CONSUMABLE FUELS - 0.5%
         350,000  Arch Coal, Inc. ........................................     8.75%        08/01/16             349,125
                                                                                                         ---------------

                  COMMUNICATIONS EQUIPMENT - 0.4%
         250,000  Alcatel-Lucent USA, Inc. (e)............................     8.88%        01/01/20             250,000
                                                                                                         ---------------

                  CONSUMER FINANCE - 3.0%
         125,000  Nationstar Mortgage LLC/Nationstar Capital Corp. .......     6.50%        08/01/18             126,875
         400,000  Nationstar Mortgage LLC/Nationstar Capital Corp. (e)....     6.50%        07/01/21             401,000
         600,000  Nationstar Mortgage LLC/Nationstar Capital Corp. .......     6.50%        06/01/22             598,500

                See Notes to Quarterly Portfolio of Investments           Page 9

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                  STATED        STATED
      VALUE                             DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

CORPORATE BONDS AND NOTES (CONTINUED)

                  CONSUMER FINANCE (CONTINUED)
$        850,000  Provident Funding Associates LP/PFG Finance Corp. (e)...     6.75%        06/15/21     $       864,875
                                                                                                         ---------------
                                                                                                               1,991,250
                                                                                                         ---------------

                  DISTILLERS & VINTNERS - 0.1%
          50,000  Constellation Brands, Inc. .............................     3.75%        05/01/21              46,875
                                                                                                         ---------------

                  DIVERSIFIED CHEMICALS - 0.1%
          50,000  INEOS Finance PLC (e)...................................     8.38%        02/15/19              55,063
                                                                                                         ---------------

                  FOOD DISTRIBUTORS - 0.5%
         312,000  KeHE Distributors LLC/KeHE Finance Corp. (e)............     7.63%        08/15/21             317,655
                                                                                                         ---------------

                  HEALTH CARE EQUIPMENT - 1.2%
         333,000  Alere, Inc. (e).........................................     6.50%        06/15/20             341,741
         400,000  Kinetic Concepts, Inc./KCI USA, Inc. ...................    10.50%        11/01/18             442,000
                                                                                                         ---------------
                                                                                                                 783,741
                                                                                                         ---------------

                  HEALTH CARE FACILITIES - 0.4%
         250,000  Vantage Oncology Holdings, LLC (e)......................     9.50%        06/15/17             250,625
                                                                                                         ---------------

                  INDEPENDENT POWER PRODUCERS & ENERGY
                       TRADERS - 0.2%
         125,000  AES Corp. ..............................................     4.88%        05/15/23             119,063
                                                                                                         ---------------

                  INDUSTRIAL CONGLOMERATES - 0.2%
         125,000  Renaissance Acquisition Corp. (e).......................     6.88%        08/15/21             124,688
                                                                                                         ---------------

                  IT CONSULTING & OTHER SERVICES - 0.1%
          50,000  West Corp. .............................................     7.88%        01/15/19              53,813
                                                                                                         ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 0.2%
         100,000  Inventiv Health, Inc. (e)...............................     9.00%        01/15/18             103,750
                                                                                                         ---------------

                  MANAGED HEALTH CARE - 0.2%
         100,000  MPH Intermediate Holding Co. 2 (e) (f)..................     8.38%        08/01/18             102,500
                                                                                                         ---------------

                  MOVIES & ENTERTAINMENT - 0.3%
         125,000  Cinemark USA, Inc. (e)..................................     4.88%        06/01/23             118,750
          50,000  NAI Entertainment Holdings/NAI Entertainment Holdings
                      Finance Corp. (e)...................................     5.00%        08/01/18              50,000
                                                                                                         ---------------
                                                                                                                 168,750
                                                                                                         ---------------

                  OIL & GAS STORAGE & TRANSPORTATION - 0.3%
         175,000  Tesoro Logistics LP/Tesoro Logistics Finance Corp. (e)..     6.13%        10/15/21             176,531
                                                                                                         ---------------

                  PACKAGED FOODS & MEATS - 0.3%
         125,000  B&G Foods, Inc. ........................................     4.63%        06/01/21             121,094
         100,000  Wells Enterprises, Inc. (e).............................     6.75%        02/01/20             104,500
                                                                                                         ---------------
                                                                                                                 225,594
                                                                                                         ---------------

Page 10         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                  STATED        STATED
      VALUE                             DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

CORPORATE BONDS AND NOTES (CONTINUED)

                  RAILROADS - 0.2%
$        125,000  Watco Cos., LLC/Watco Finance Corp. (e).................     6.38%        04/01/23     $       125,313
                                                                                                         ---------------

                  REAL ESTATE OPERATING COMPANIES - 0.1%
          50,000  ClubCorp Club Operations, Inc. .........................     10.00%       12/01/18              55,750
                                                                                                         ---------------

                  RESTAURANTS - 0.5%
         300,000  Seminole Hard Rock Entertainment, Inc./Seminole Hard
                      Rock International LLC (e)..........................     5.88%        05/15/21             299,062
                                                                                                         ---------------

                  SPECIALIZED CONSUMER SERVICES - 0.4%
         250,000  ARAMARK Corp. (e).......................................     5.75%        03/15/20             261,250
                                                                                                         ---------------

                  SPECIALTY CHEMICALS - 1.4%
         500,000  Chemtura Corp. .........................................     5.75%        07/15/21             500,000
         400,000  Hexion US Finance Corp. (e).............................     6.63%        04/15/20             411,000
                                                                                                         ---------------
                                                                                                                 911,000
                                                                                                         ---------------

                  TIRES & RUBBER - 0.4%
         250,000  Goodyear Tire & Rubber (The) Co. .......................     6.50%        03/01/21             262,812
                                                                                                         ---------------

                  TRUCKING - 0.2%
         125,000  Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (e)     5.50%        04/01/23             123,750
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.3%
         200,000  MetroPCS Wireless, Inc. (e).............................     6.63%        04/01/23             204,750
                                                                                                         ---------------
                  TOTAL CORPORATE BONDS AND NOTES......................................................       10,830,231
                  (Cost $10,779,771)                                                                     ---------------

FOREIGN CORPORATE BONDS AND NOTES - 2.1%

                  ALTERNATIVE CARRIERS - 0.8%
         125,000  Intelsat Luxembourg S.A. (e)............................     6.75%        06/01/18             131,250
         375,000  Intelsat Luxembourg S.A. (e)............................     7.75%        06/01/21             396,094
                                                                                                         ---------------
                                                                                                                 527,344
                                                                                                         ---------------

                  CABLE & SATELLITE - 0.1%
          50,000  Cogeco Cable, Inc. (e)..................................     4.88%        05/01/20              49,500
                                                                                                         ---------------

                  COMMODITY CHEMICALS - 0.2%
         125,000  NOVA Chemicals Corp. (e)................................     5.25%        08/01/23             125,391
                                                                                                         ---------------

                  DIVERSIFIED CHEMICALS - 0.2%
         167,000  INEOS Group Holdings S.A. (e)...........................     6.13%        08/15/18             163,242
                                                                                                         ---------------

                  METAL & GLASS CONTAINERS - 0.2%
         150,000  Ardagh Packaging Finance PLC/Ardagh Holdings USA,
                      Inc. (e)............................................     7.00%        11/15/20             148,125
                                                                                                         ---------------

                  SEMICONDUCTORS - 0.2%
         125,000  Magnachip Semiconductor Corp. (e).......................     6.63%        07/15/21             125,000
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments          Page 11

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                                  STATED        STATED
      VALUE                             DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES - 0.4%
         250,000  SoftBank Corp. (e)......................................     4.50%        04/15/20     $       241,937
                                                                                                         ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES..............................................        1,380,539
                  (Cost $1,378,181)                                                                      ---------------

                  TOTAL INVESTMENTS - 89.5%............................................................       58,306,733
                  (Cost $58,128,643) (g)

                  NET OTHER ASSETS AND LIABILITIES - 10.5%.............................................        6,854,705
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $    65,161,438
                                                                                                         ===============

-----------------------------
(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2013.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) Delayed Draw Loan (all or a portion of which is unfunded). See Note 2C in the Notes to Quarterly Portfolio of Investments.

(d)   Represents commitment fee rate on unfunded loan commitment.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2013, securities noted as such amounted to $7,059,514 or 10.83% of net assets.

(f) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes ("Notes") whereby the Issuer may, at its option, elect to pay interest on the Notes
      (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 8.375% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $402,464 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $224,374.

Page 12         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2013       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Senior Floating-Rate Loan Interests*..............  $ 46,095,963  $         --  $ 46,095,963  $         --
Corporate Bonds and Notes*........................    10,830,231            --    10,830,231            --
Foreign Corporate Bonds and Notes*................     1,380,539            --     1,380,539            --
                                                    ------------  ------------  ------------  ------------
TOTAL INVESTMENTS.................................  $ 58,306,733  $         --  $ 58,306,733  $         --
                                                    ============  ============  ============  ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2013.

                See Notes to Quarterly Portfolio of Investments          Page 13

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           JULY 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

---------------------------------

(1) The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           JULY 31, 2013 (UNAUDITED)


      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In the event that market quotations are not readily available, the pricing service does not provide a valuation, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust" or the "Advisor") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt securities and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the borrower/issuer;

      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           JULY 31, 2013 (UNAUDITED)

Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of July 31, 2013.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $1,445,763 as of July 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                First Trust Series Fund
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 18, 2013
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 18, 2013
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 18, 2013
     ---------------------

* Print the name and title of each signing officer under his or her signature.